Summary of Warrant Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Warrants, Balance		15,958,126
Exercise Price, Balance		$ 1.81
Number of Warrants, Balance	14,751,835
Exercise Price, Balance	$ 2.00
Number of Warrants, Balance	18,803,334	14,751,835
Exercise Price, Balance	$ 1.52	$ 2.00
Number of Warrants, Exercisable, Balance	18,803,334
Exercise Price, Balance	$ 1.52
PIPE Warrants [Member]
Exercise Price, Warrants issued		$ (0.93)
Number of Warrants, Warrants exercised		(10,266,845)
Warrant Conversions [Member]
Number of Warrants, Warrant conversions	(2,996,127)
Exercise Price, Warrant conversions	$ (1.32)
Convertible Note Warrants [Member]
Number of Warrants, Warrants exercised		(1,200,000)
Exercise Price, Warrants exercised		$ (0.93)
Services [Member]
Number of Warrants, Warrants issued		1,000,000
Exercise Price, Warrants issued		$ 2.69
Settlement [Member]
Number of Warrants, Warrants issued	5,332,889
Exercise Price, Warrants issued	$ 0.43
Number of Warrants, Warrants cancelled		(1,656,050)
Exercise Price, Warrants cancelled	$ (1.40)
IPO [Member]
Number of Warrants, Warrants issued		9,260,554
Exercise Price, Warrants issued		$ 0.93
Private Placement [Member]
Number of Warrants, Warrants issued	3,370,787
Exercise Price, Warrants issued	$ 0.89